Financial instruments and risk management - Reconciliation (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets measured at fair value
Balance at beginning of the year	R 1,151	R 1,233	R 855
Fair value movement recognised in profit or loss	5	(113)	108
Fair value movement recognised in other comprehensive income	131	31	(59)
Additions	0	0	323
Foreign currency translation	0	0	6
Balance at end of the year	1,287	1,151	1,233
Financial liabilities measured at fair value
Balance at beginning of the year	0	1,570	0
Initial recognition	0	0	1,433
Fair value movement recognised in profit or loss	0	(396)	137
Payment made	0	(1,174)	0
Balance at end of the year	R 0	R 0	R 1,570
Maximum investment percent	2.50%